SIGNIFICANT RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loan	$ 2,819,000	$ 5,459,000
Mrweilai zhang [member]
IfrsStatementLineItems [Line Items]
Due to related parties	100,000	252,000
Baiya International [Member]
IfrsStatementLineItems [Line Items]
Due to related parties	290,000
Lei Deng [Member]
IfrsStatementLineItems [Line Items]
Due to related parties	1,271
Alex ng man shek [member]
IfrsStatementLineItems [Line Items]
Loan		$ 20,000